SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares	7,214,819	511,299
Fair Value of warrants | $	$ 4,865,772	$ 748,634
Range 1 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Nov. 30, 2020
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	482,425	511,299
Fair Value of warrants | $	$ 182,262	$ 748,634
Range 2 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Feb. 05, 2021
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	1,323,275
Fair Value of warrants | $	$ 951,226
Range 3 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Mar. 05, 2021
Exercise price | $ / shares	$ 3.55
Number of Warrants Outstanding | shares	5,154,321
Fair Value of warrants | $	$ 3,731,285
Range 4 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Jul. 29, 2021
Exercise price | $ / shares	$ 5.00
Number of Warrants Outstanding | shares	250,000
Fair Value of warrants | $	$ 84,625
Range 5 [member]
IfrsStatementLineItems [Line Items]
Issue Date	Sep. 14, 2021
Exercise price | $ / shares	$ 5.00
Number of Warrants Outstanding | shares	4,798
Fair Value of warrants | $	$ 1,685